Transactions with related parties and affiliates	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Transactions with related parties and affiliates

NOTE 12 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Vessel operating expenses: In August 2019, Navios Partners extended the duration of its management agreement (“Management Agreement”) with the Manager until January 1, 2025, with an automatic renewal for an additional five years, unless earlier terminated by either party.

Following the completion of the merger with Navios Maritime Containers L.P. (“Navios Containers”), the fleet of Navios Containers is included in Navios Partners’ owned fleet and continued to be operated by the Manager pursuant to the terms of the Navios Containers’ management agreement with the Manager (the “NMCI Management Agreement”).

Following the completion of the merger with Navios Acquisition, the fleet of Navios Acquisition is included in Navios Partners’ owned fleet and continued to be operated by Tankers Manager pursuant to the terms of Navios Acquisition’s management agreement with Tankers Manager (the “NNA Management Agreement” and together with the Management Agreement and the NMCI Management Agreement, the “Management Agreements”).

The Management Agreements also provide for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% of the fixed daily fee after January 1, 2022 for the remaining period unless agreed otherwise.

Following completion of the mergers with Navios Containers and Navios Acquisition, the Managers provided commercial and technical management services to Navios Partners’ vessels until December 31, 2021 for a daily fee of: (a) $4.35 per Ultra-Handymax Vessel; (b) $4.45 per Panamax Vessel; (c) $5.41 per Capesize Vessel; (d) $6.1 per Containership of TEU 1,300 up to 3,400; (e) $6.22 per Containership of TEU 3,450 up to 4,999; (f) $6.9 per Containership of TEU 6,800; (g) $7.78 per Containership of TEU 8,000 up to 9,999; (h) $8.27 per Containership of TEU 10,000 up to 11,999; (i) $6.83 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.23 per LR1 product tanker vessel; and (k) $9.65 per VLCC. Commencing from January 1, 2022 vessel operating expenses were fixed for one year for a daily fee of: (a) $4.48 per Ultra-Handymax Vessel; (b) $4.58 per Panamax Vessel; (c) $5.57 per Capesize Vessel; (d) $6.28 per Containership of TEU 1,300 up to 3,400; (e) $6.40 per Containership of TEU 3,450 up to 4,999; (f) $7.11 per Containership of TEU 6,800; (g) $8.01 per Containership of TEU 8,000 up to 9,999; (h) $8.52 per Containership of TEU 10,000 up to 11,999; (i) $7.03 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.44 per LR1 product tanker vessel; and (k) $9.94 per VLCC.

Pursuant to the acquisition of the 36-vessel drybulk fleet from Navios Holdings, which includes time charter-in vessels, Navios Partners and the Manager, on July 25, 2022, amended the Management Agreement to include a technical and commercial management fee of $0.025 per time charter-in vessel per day.

Commencing from January 1, 2023 vessel operating expenses are fixed for one year for a daily fee of: (a) $4.62 per Ultra-Handymax Vessel; (b) $4.72 per Panamax Vessel; (c) $5.74 per Capesize Vessel; (d) $6.47 per Containership of TEU 1,300 up to 3,400; (e) $6.59 per Containership of TEU 3,450 up to 4,999; (f) $7.32 per Containership of TEU 5,000 up to 6,800; (g) $8.25 per Containership of TEU 8,000 up to 9,999; (h) $8.77 per Containership of TEU 10,000 up to 11,999; (i) $7.24 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.67 per LR1 product tanker vessel; and (k) $10.24 per VLCC.

The Management Agreements also provide for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date in the event the agreements are terminated on or before December 31, 2024.

Drydocking expenses are reimbursed at cost for all vessels.

During the three and six month periods ended June 30, 2023, certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation, scrubber system installation, and other improvements under the Company’s Management Agreements, amounted to $14,154 and $19,743, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the condensed Consolidated Statements of Cash Flows.

During the three and six month periods ended June 30, 2022 certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation under Company’s Management Agreements, amounted to $3,628 and $6,274, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the condensed Consolidated Statements of Cash Flows.

During three and six month periods ended June 30, 2023, certain extraordinary fees and costs related to COVID-19 measures, including crew related expenses, amounted to $997 and $2,291, respectively, and are presented under the caption of “Direct vessel expenses” in the condensed Consolidated Statements of Operations.

During the three and six month periods ended June 30, 2022, certain extraordinary fees and costs related to COVID-19 measures, including crew related expenses, amounted to $2,342 and $5,297, respectively, and are presented under the caption of “Direct vessel expenses” in the condensed Consolidated Statements of Operations.

Total vessel operating expenses for the three and six month periods ended June 30, 2023 amounted to $82,550 and $165,766, respectively.

Total vessel operating expenses for the three and six month periods ended June 30, 2022 amounted to $73,989 and $147,161, respectively.

General and administrative expenses: Pursuant to the administrative services agreement (the “Administrative Services Agreement”), the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Under the Administrative Services Agreement, which provide for allocable general and administrative costs, the Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In August 2019, Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager until January 1, 2025, to be automatically renewed for another five years. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date in the event the Administrative Services Agreement is terminated on or before December 31, 2024.

Total general and administrative expenses charged by the Manager for the three and six month periods ended June 30, 2023 amounted to $15,755 and $29,861, respectively. Total general and administrative expenses charged by the Manager for the three and six month periods ended June 30, 2022 amounted to $10,318 and $20,523, respectively.

Balance due from/ (to) related parties: Balance due from related parties long-term as of June 30, 2023 and December 31, 2022 amounted to $39,519 and $41,403, respectively. Balance due from related parties short-term as of June 30, 2023 and December 31, 2022 amounted to $2,647 and $0, respectively. Balance due to related parties, short-term as of June 30, 2023 and December 31, 2022 amounted to $0 and $104,751, respectively. The balances mainly consisted of administrative fees, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as fixed vessel operating expenses, in accordance with the Management Agreements.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

General partner: Olympos Maritime Ltd., an entity affiliated to our Chairwoman and Chief Executive Officer, Angeliki Frangou, is the holder of Navios Partners’ general partner interest.